Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share
Earnings per share

15. Earnings per share

Earnings per share is calculated pursuant to IAS 33 Earnings per Share by dividing the consolidated net loss in CureVac N.V. by the average weighted number of shares outstanding in the fiscal period.

The weighted number of shares outstanding for the three and six months ended June 30, 2024 was 224,313,005 and 224,302,375, respectively (2023: 223,883,084 and 217,698,351, respectively). This has led to a basic loss per share for the three and six months ended June 30, 2024 of EUR 0.32 and EUR 0.64, respectively (2023: EUR 0.30 and EUR 0.57, respectively).

Diluted earnings per share is calculated using CureVac’s weighted-average outstanding common shares including the dilutive effect of share-based payment awards as determined under the treasury stock method. In periods when CureVac has a net loss, share-based payment awards are excluded from the calculation of earnings per share as their inclusion would have an antidilutive effect. Share options and RSUs of 2,393,823 and 1,909,767 as of June 30, 2024, and 2023 respectively, were excluded from the computation of diluted weighted average number of shares because their effect would have been antidilutive.